Earnings Per Share - Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Net loss	$ (30,097)	$ (15,548)
Weighted average number of common shares outstanding (in shares)	94,178,549	85,297,843
Basic earnings (loss) per share (in CAD per share)	$ (0.32)	$ (0.18)
Diluted earnings (loss) per share (in CAD per share)	$ (0.32)	$ (0.18)